Document and Entity Information	Apr. 01, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	TEAM INC
Amendment Flag	false
Entity Central Index Key	0000318833
Document Type	8-K
Document Period End Date	Apr. 01, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-08604
Entity Tax Identification Number	74-1765729
Entity Address, Address Line One	13131 Dairy Ashford
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	(281)
Local Phone Number	331-6154
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.30 par value
Trading Symbol	TISI
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE